Schedule of Income Tax Expenses Benefits (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
US current tax expense			$ 10,718	$ 2,999
Foreign current tax expense
US deferred tax expense (benefit)			648	1,172
Provision for income tax expenses (benefit)	$ 30,741		$ 11,366	$ 4,171